GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern Details Narrative
Accumulated deficit	$ (24,308,884)	$ (14,837,317)	$ (8,688,967)